Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consisted of the following:

	For the years ended
(dollars in thousands)	December 31, 2015	December 31, 2014	December 31, 2013
Current tax provision:
Federal	$60,837	$39,576	$40,127
State	7,164	8,947	4,060

Total current provision	68,001	48,523	44,187

Deferred tax provision:
Federal	(9,855)	16,037	(520)
State	(2,216)	(1,202)	290

Total deferred (benefit) provision	(12,071)	14,835	(230)

Total provision	$55,930	$63,358	$43,957

Schedule of Income (Loss) before Income Tax, Domestic and Foreign

Components of income (loss) before income taxes are as follows:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
United States	$147,427	$165,289	$122,193
Foreign	(2,109)	—	—

Total income before income taxes	$145,318	$165,289	$122,193

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the federal statutory rate to our effective rate is as follows:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	2.5	2.1	2.2
Non-deductible expenses	2.0	0.3	0.3
Domestic manufacturing deduction	(1.3)	—	—
Unrecognized tax benefits	0.8	1.3	(1.0)
Valuation allowance	0.5	—	—
Other	(1.0)	(0.4)	(0.5)

Total	38.5%	38.3%	36.0%

Summary of Unrecognized Tax Benefits

The following is a reconciliation of the beginning and ending amount of unrecognized tax benefits (which excludes federal benefits of state taxes, interest, and penalties):

(dollars in thousands)
Balance at December 31, 2012	$—
Increases in uncertain tax benefits as a result of tax positions taken in a prior year	2,924
Increases in uncertain tax benefits as a result of tax positions taken in the current year	1,959

Balance at December 31, 2013	4,883
Increases in uncertain tax benefits as a result of tax positions taken in a prior year	206
Increases in uncertain tax benefits as a result of tax positions taken in the current year	2,429

Balance at December 31, 2014	7,518
Increases in uncertain tax benefits as a result of tax positions taken in the current year	1,845
Decreases in uncertain tax benefits from a lapse of applicable statute of limitations	(156)

Balance at December 31, 2015	$9,207

Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

(dollars in thousands)	December 31, 2015	December 31, 2014
Deferred tax assets:
Inventories	$1,228	$1,869
Accrued liabilities	12,491	307
Transaction costs	—	1,085
Stock-based compensation	1,378	1,024
Capitalized debt	237	301
Long-term incentive plan	834	746
Research and development	—	41
State net operating loss carryforwards	2,152	2,072
Foreign net operating loss carryforwards	254	—
State tax credits	1,826	325
Federal benefit related to uncertain tax positions	2,697	—
Other	518	322

Deferred tax assets, gross	23,615	8,092

Valuation allowance	(782)	—

Total deferred tax assets, net	22,833	8,092

Deferred tax liabilities:
Property, plant, and equipment	(20,441)	(18,176)
Prepaids	(696)	—
Bond premiums	(1,057)	(1,348)

Total deferred tax liabilities	(22,194)	(19,524)

Net deferred tax assets (liabilities)	$639	$(11,432)